Organization	12 Months Ended
Dec. 31, 2011
Organization [Abstract]
Organization
1.    Organization

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. (formerly, Morgan Stanley Smith Barney Spectrum Currency L.P.)(“Spectrum Currency”), Morgan Stanley Smith Barney Spectrum Global Balanced L.P. (“Spectrum Global Balanced”), Morgan Stanley Smith Barney Spectrum Select L.P., (“Spectrum Select”), Morgan Stanley Smith Barney Spectrum Strategic L.P. (“Spectrum Strategic”) and Morgan Stanley Smith Barney Spectrum Technical L.P. (“Spectrum Technical”) (individually, a “Partnership”, or collectively, the “Partnerships”) are limited partnerships organized to engage primarily in the speculative trading of futures contracts, options on futures and forward contracts, and forward contracts on physical commodities and other commodity interests, including, but not limited to, foreign currencies, financial instruments, metals, energy, and agricultural products (collectively, “Futures Interests”) (refer to Note 6. Financial Instruments).

In 2009, Morgan Stanley and Citigroup Inc. (“Citigroup”) combined certain assets of the Global Wealth Management Group of Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) (“MS&Co.”), including Demeter Management LLC (“Demeter”) and the Smith Barney division of Citigroup Global Markets, Inc., into a new joint venture, Morgan Stanley Smith Barney Holdings LLC (“MSSBH”). As part of that transaction, Ceres Managed Futures LLC (“Ceres” or the “General Partner”) and Demeter were contributed to MSSBH, and each became a wholly-owned subsidiary of MSSBH. Prior to June 1, 2009, Demeter was a wholly-owned subsidiary of Morgan Stanley.

Effective December 1, 2010, MSSBH, together with the unanimous support of the respective Boards of Directors of Demeter and Ceres, combined the assets and operations of Demeter and Ceres into a single commodity pool operator, Ceres. Ceres will continue to be wholly-owned by MSSBH and replaced Demeter as the general partner. MSSBH is majority-owned indirectly by Morgan Stanley and minority-owned indirectly by Citigroup.

The non-clearing commodity broker is Morgan Stanley Smith Barney LLC (“MSSB”), the principal subsidiary of MSSBH. The clearing commodity brokers for Spectrum Global Balanced, Spectrum Select, Spectrum Strategic and Spectrum Technical are MS&Co. and Morgan Stanley & Co. International plc (“MSIP”).  Spectrum Currency's clearing commodity broker is MS&Co.  MS&Co. also acts as the counterparty on all trading of the foreign currency forward contracts. MSIP serves as the commodity broker for trades on the London Metal Exchange (“LME”). Morgan Stanley Capital Group Inc. (“MSCG”) acts as the counterparty on all trading of the options on foreign currency forward contracts. MS&Co., MSIP, and MSCG are wholly-owned subsidiaries of Morgan Stanley.

Effective December 30, 2011, Ceres changed the name of Morgan Stanley Smith Barney Spectrum Currency L.P. to Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P.

Effective February 19, 2010, Demeter notified FX Concepts Trading Advisor, Inc. (“FX Concepts”) that the Management Agreement dated as of October 9, 2007 and any amendments or revisions subsequently made thereto, among Spectrum Strategic, Demeter and FX Concepts, pursuant to which FX Concepts traded a portion of Spectrum Strategic's assets in commodity interest contracts, would be terminated effective February 26, 2010.  Consequently, FX Concepts ceased all commodity interest trading on behalf of Spectrum Strategic effective February 26, 2010.

Effective February 19, 2010, Demeter notified FX Concepts that the Management Agreement dated as of October 9, 2007 and any amendments or revisions subsequently made thereto, among Spectrum Currency, Demeter and FX Concepts, pursuant to which FX Concepts traded a portion of the Spectrum Currency's assets in commodity interest contracts, would be terminated effective February 26, 2010.  Consequently, FX Concepts ceased all commodity interest trading on behalf of Spectrum Currency effective February 26, 2010.

Effective September 29, 2009, the General Partner changed the name of Morgan Stanley Spectrum Currency L.P., Morgan Stanley Spectrum Global Balanced L.P., Morgan Stanley Spectrum Select L.P., Morgan Stanley Spectrum Strategic L.P., and Morgan Stanley Spectrum Technical L.P., respectively, to Morgan Stanley Smith Barney Spectrum Currency L.P., Morgan Stanley Smith Barney Spectrum Global Balanced L.P., Morgan Stanley Smith Barney Spectrum Select L.P., Morgan Stanley Smith Barney Spectrum Strategic L.P., and Morgan Stanley Smith Barney Spectrum Technical L.P., respectively.  The name change did not have any impact on the operation of each Partnership or its limited partners.

Effective as of the close of business on August 31, 2011, DKR was terminated as a trading advisor to Spectrum Strategic.

Effective March 1, 2010, Spectrum Strategic, Demeter and DKR Fusion Management L.P. (“DKR”) entered into a management agreement pursuant to which, effective March 1, 2010, DKR served as a trading advisor for Spectrum Strategic and traded its allocated portion of net assets pursuant to DKR's Quantitative Strategies 2X trading program.

The General Partner removed the following trading advisors from the Spectrum Currency as of the close of the day on December 31, 2011: John W. Henry & Company, Inc. (“JWH”) and Sunrise Capital Partners, LLC (“Sunrise”).  Consequently, both JWH and Sunrise ceased all futures interest trading on behalf of Spectrum Currency as of that date.

Effective as of the close of business on May 31, 2011, DKR was terminated as a trading advisor to Spectrum Currency.

Effective November 30, 2011, the General Partner has removed Eclipse Capital Management Inc. (“Eclipse”) as a trading advisor to Spectrum Strategic.

Effective December 1, 2011, the General Partner added Aventis Asset Management LLC (“Aventis”) and PGR Capital LLP (“PGR”) as trading advisors to manage the assets of Spectrum Strategic through its investment in MB Master Fund L.P. (“MB Master Fund”) and PGR Master Fund L.P.( “PGR Master Fund”), respectively.

Effective December 1, 2011, the General Partner added Blackwater Capital Management LLC (“Blackwater”) as a trading advisor to manage the assets of Spectrum Technical through its investment in Blackwater Master Fund L.P. (“Blackwater Master Fund”).

Effective August 1, 2011, JWH started trading the net assets of Spectrum Technical allocated to JWH (the “JWH Account”) in accordance with the JWH Global Analytics trading program and ceased trading the JWH Account in accordance with JWH's Financial and Metals Portfolio.

Effective May 31, 2011, Morgan Stanley & Co. Incorporated changed its name to Morgan Stanley & Co. LLC.

Ceres is required to maintain a 1% minimum interest in the equity of each Partnership and income (losses) are shared by Ceres and the limited partners based on their proportional ownership interest.